CONDENSED BALANCE SHEETS (Unaudited) (Parenthetical) - $ / shares	Dec. 31, 2020	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Preferred stock, par value per share	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	5,000,000	5,000,000	5,000,000	5,000,000
Preferred stock, shares issued	913,500	13,500	2,350,000	1,000,000
Preferred stock, shares outstanding	913,500	13,500	2,350,000	1,000,000
Common stock, par value per share	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	200,000,000	200,000,000	200,000,000	200,000,000
Common stock, shares issued	1,688,049	1,673,873	51,810,502	51,810,502
Common stock, shares outstanding	518,105	503,929	50,092,855	51,015,155
Treasury stock, shares	14,176	14,176	1,417,647	795,347
QDM Holdings Limited [Member]
Common stock, par value per share		$ 1.00
Common stock, shares authorized		50,000
Common stock, shares issued		50,000
Common stock, shares outstanding		50,000